UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/11

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alpha Growth Fund
June 30, 2011 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Consumer Discretionary--10.3%
AutoZone	5,400 a	1,592,190
Ford Motor	24,300 a	335,097
ITT Educational Services	14,700 a,b	1,150,128
O'Reilly Automotive	50,900 a	3,334,459
Target	67,700	3,175,807
Viacom, Cl. B	7,300	372,300
Weight Watchers International	4,200	316,974
Wynn Resorts	22,500	3,229,650
		13,506,605
Consumer Staples--13.2%
Coca-Cola Enterprises	112,300	3,276,914
Constellation Brands, Cl. A	121,900 a	2,537,958
Dr. Pepper Snapple Group	78,800	3,304,084
Hormel Foods	31,200	930,072
Kroger	114,100	2,829,680
Smithfield Foods	53,000 a	1,159,110
Wal-Mart Stores	37,000	1,966,180
Walgreen	30,600	1,299,276
		17,303,274
Energy--12.0%
Arch Coal	33,600	895,776
Chevron	30,700	3,157,188
ConocoPhillips	21,700	1,631,623
Exxon Mobil	61,200	4,980,456
Marathon Oil	43,900	2,312,652
Murphy Oil	27,300	1,792,518
SEACOR Holdings	2,500	249,900
Superior Energy Services	20,400 a	757,656
		15,777,769
Financial--1.5%
Moody's	50,000	1,917,500
Health Care--12.2%
Abbott Laboratories	3,000	157,860
Amgen	46,800 a	2,730,780

Eli Lilly & Co.	84,700	3,178,791
Express Scripts	64,700 a	3,492,506
IDEXX Laboratories	10,800 a,b	837,648
Merck & Co.	15,600	550,524
Resmed	5,300 a,b	164,035
St. Jude Medical	6,300	300,384
United Therapeutics	32,300 a	1,779,730
Watson Pharmaceuticals	42,100 a	2,893,533
		16,085,791
Industrial--10.9%
General Electric	92,300	1,740,778
Kennametal	9,200	388,332
Paccar	60,300	3,080,727
Pitney Bowes	108,600 b	2,496,714
Southwest Airlines	4,300	49,106
Textron	85,600 b	2,021,016
Timken	58,200	2,933,280
Toro	23,100	1,397,550
URS	5,400 a	241,596
		14,349,099
Information Technology--31.3%
Activision Blizzard	238,100	2,781,008
Apple	25,879 a	8,686,804
CA	45,000	1,027,800
Cisco Systems	36,000	561,960
Corning	129,200	2,344,980
Fiserv	17,900 a	1,121,077
Hewlett-Packard	8,888	323,523
International Business Machines	35,200	6,038,560
Lam Research	37,400 a	1,656,072
MasterCard, Cl. A	7,000	2,109,380
Microsoft	228,901	5,951,426
Oracle	44,400	1,461,204
SanDisk	21,200 a	879,800
Visa, Cl. A	45,900	3,867,534
Vishay Intertechnology	158,700 a	2,386,848
		41,197,976
Materials--5.1%
Eastman Chemical	20,400	2,082,228
Freeport-McMoRan Copper & Gold	80,000	4,232,000
Walter Energy	3,700	428,460

		6,742,688
Telecommunication Services--2.1%
AT&T	89,500	2,811,195
Utilities--1.2%
Questar	79,900	1,415,029
Wisconsin Energy	3,600	112,860
		1,527,889
Total Common Stocks
(cost $117,255,913)		131,219,786

Other Investment--.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $775,000)	775,000 [c]	775,000
Investment of Cash Collateral for
Securities Loaned--3.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,984,556)	3,984,556 [c]	3,984,556
Total Investments (cost $122,015,469)	103.4%	135,979,342
Liabilities, Less Cash and Receivables	(3.4%)	(4,503,909)
Net Assets	100.0%	131,475,433

a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2011, the value of the fund's securities on loan was $3,919,501 and the value of the collateral held by the fund was $3,984,556.
c	Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $122,015,469. Net unrealized appreciation on investments was $13,963,873 of which $15,669,792 related to appreciated investment securities and $1,705,919 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	31.3
Consumer Staples	13.2
Health Care	12.2
Energy	12.0

Industrial	10.9
Consumer Discretionary	10.3
Materials	5.1
Money Market Investments	3.6
Telecommunication Services	2.1
Financial	1.5
Utilities	1.2
103.4

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	131,219,786	-	-	131,219,786
Mutual Funds	4,759,556	-	-	4,759,556

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Research Core Fund
June 30, 2011 (Unaudited)

Common Stocks--98.7%	Shares	Value ($)
Consumer Discretionary--12.2%
Amazon.com	18,240 a	3,729,898
Carnival	47,500	1,787,425
Dick's Sporting Goods	40,120 a	1,542,614
DIRECTV, Cl. A	42,660 a	2,167,981
Electronic Arts	66,930 a	1,579,548
Guess?	32,670	1,374,100
Johnson Controls	55,570	2,315,046
Limited Brands	66,300	2,549,235
Macy's	122,840	3,591,842
Nordstrom	55,940	2,625,824
Omnicom Group	30,920	1,489,107
Priceline.com	4,280 a	2,191,060
Stanley Black & Decker	29,310	2,111,785
Walt Disney	66,490	2,595,770
		31,651,235
Consumer Staples--11.0%
Avon Products	75,040	2,101,120
Coca-Cola Enterprises	91,290	2,663,842
Dr. Pepper Snapple Group	66,180	2,774,927
Energizer Holdings	26,180 a	1,894,385
PepsiCo	86,380	6,083,743
Procter & Gamble	111,430	7,083,605
Walgreen	66,460	2,821,892
Whole Foods Market	51,160	3,246,102
		28,669,616
Energy--11.8%
Chevron	55,610	5,718,932
ENSCO, ADR	64,810	3,454,373
Exxon Mobil	124,780	10,154,596
Halliburton	54,230	2,765,730

Occidental Petroleum	35,580	3,701,743
Schlumberger	57,390	4,958,496
		30,753,870
Financial--11.0%
Ameriprise Financial	47,240	2,724,803
Charles Schwab	110,170	1,812,296
Citigroup	137,633	5,731,038
Comerica	74,720	2,583,070
Discover Financial Services	102,750	2,748,562
Hartford Financial Services Group	98,300	2,592,171
Prudential Financial	41,100	2,613,549
Unum Group	83,950	2,139,046
Wells Fargo & Co.	202,940	5,694,496
		28,639,031
Health Care--13.4%
Accretive Health	55,420 a,b	1,595,542
Agilent Technologies	40,100 a	2,049,511
Alexion Pharmaceuticals	33,000 a	1,551,990
Amgen	34,280 a	2,000,238
Baxter International	39,640	2,366,112
Covidien	36,500	1,942,895
Dendreon	32,190 a	1,269,574
HCA Holdings	42,960	1,417,680
Johnson & Johnson	64,710	4,304,509
McKesson	31,340	2,621,591
Mylan	65,960 a	1,627,233
Pfizer	245,500	5,057,300
St. Jude Medical	51,360	2,448,845
Thermo Fisher Scientific	22,880 a	1,473,243
Vertex Pharmaceuticals	28,860 a	1,500,431
Warner Chilcott, Cl. A	66,370	1,601,508
		34,828,202
Industrial--12.5%
Caterpillar	81,600	8,687,136
Cooper Industries	65,240	3,892,871
Cummins	36,730	3,801,188
Dover	53,270	3,611,706

Eaton	74,030	3,808,844
Ingersoll-Rand	111,370	5,057,312
Owens Corning	98,420 a	3,675,987
		32,535,044
Information Technology--19.0%
Alcatel-Lucent, ADR	282,830 a,b	1,631,929
Apple	26,980 a	9,056,377
Atmel	150,370 a	2,115,706
BMC Software	35,430 a	1,938,021
Google, Cl. A	9,370 a	4,744,781
Informatica	22,100 a	1,291,303
International Business Machines	43,380	7,441,839
NetApp	59,910 a	3,162,050
Netflix	4,840 a	1,271,420
OmniVision Technologies	37,680 a	1,311,641
Oracle	171,410	5,641,103
Paychex	85,080	2,613,658
QUALCOMM	84,530	4,800,459
Teradata	40,890 a	2,461,578
		49,481,865
Materials--3.8%
Air Products & Chemicals	31,550	3,015,549
Eastman Chemical	33,540	3,423,428
Freeport-McMoRan Copper & Gold	62,950	3,330,055
		9,769,032
Telecommunication Services--2.3%
AT&T	190,410	5,980,778
Utilities--1.7%
American Electric Power	46,570	1,754,758
NextEra Energy	44,190	2,539,157
		4,293,915
Total Common Stocks
(cost $217,138,059)		256,602,588

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $1,140,000)	1,140,000 [c]	1,140,000
Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $2,973,744)	2,973,744 [c]	2,973,744
Total Investments (cost $221,251,803)	100.3%	260,716,332
Liabilities, Less Cash and Receivables	(.3%)	(693,149)
Net Assets	100.0%	260,023,183
ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At June 30, 2011, the value of the fund's securities on loan was $2,904,724 and the value of the collateral held by the fund was $2,973,744.
c	Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $221,251,803. Net unrealized appreciation on investments was $39,464,529 of which $43,434,186 related to appreciated investment securities and $3,969,657 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	19.0
Health Care	13.4
Industrial	12.5
Consumer Discretionary	12.2
Energy	11.8
Consumer Staples	11.0
Financial	11.0
Materials	3.8
Telecommunication Services	2.3
Utilities	1.7
Money Market Investments	1.6
100.3

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	251,516,286	-	-	251,516,286
Equity Securities - Foreign+	5,086,302	-	-	5,086,302
Mutual Funds	4,113,744	-	-	4,113,744

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P Stars Opportunities Fund
June 30, 2011 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Consumer Discretionary--16.3%
American Greetings, Cl. A	122,932	2,955,285
Bob Evans Farms	5,600 a	195,832
Dillard's, Cl. A	14,500	756,030
GameStop, Cl. A	36,400 a,b	970,788
KeyCorp	365,200	3,042,116
Meredith	7,400 a	230,362
O'Reilly Automotive	52,000 b	3,406,520
Scholastic	3,800 a	101,080
TRW Automotive Holdings	31,000 b	1,829,930
VistaPrint	50,200 b	2,402,070
Walgreen	12,000	509,520
Warnaco Group	54,200 b	2,831,950
Washington Post, Cl. B	1,600 a	670,320
Wynn Resorts	25,300	3,631,562
		23,533,365
Consumer Staples--6.7%
Church & Dwight	104,900	4,252,646
Constellation Brands, Cl. A	146,100 b	3,041,802
Ruddick	11,800	513,772
Tyson Foods, Cl. A	99,800	1,938,116
		9,746,336
Energy--7.0%
Arch Coal	101,000	2,692,660
Helmerich & Payne	39,900	2,638,188
Holly	22,000	1,526,800
Marathon Oil	6,300	331,884
Valero Energy	114,500	2,927,765
		10,117,297
Financial--13.4%
Apartment Investment & Management,

Cl. A	17,000 c	434,010
Aspen Insurance Holdings	73,700	1,896,301
Comerica	79,400	2,744,858
Commonwealth Real Estate
Investment Trust	49,200 c	1,271,328
Federal Realty Investment Trust	5,100 c	434,418
Huntington Bancshares	474,100	3,110,096
Mack-Cali Realty	8,900 c	293,166
Rayonier	53,900 c	3,522,365
Reinsurance Group of America	66,700	4,059,362
Weyerhaeuser	71,300 c	1,558,618
		19,324,522
Health Care--14.9%
Cooper	41,800	3,312,232
Endo Pharmaceuticals Holdings	88,100 b	3,538,977
Kindred Healthcare	56,900 b	1,221,643
Life Technologies	6,100 b	317,627
PerkinElmer	94,900	2,553,759
Resmed	116,800 a,b	3,614,960
Varian Medical Systems	34,800 b	2,436,696
Watson Pharmaceuticals	51,800 b	3,560,214
WellCare Health Plans	17,600 b	904,816
		21,460,924
Industrial--16.1%
AGCO	55,700 b	2,749,352
Alaska Air Group	55,000 b	3,765,300
JB Hunt Transport Services	50,400	2,373,336
Joy Global	29,800	2,838,152
Toro	50,900	3,079,450
URS	78,700 b	3,521,038
W.W. Grainger	11,400	1,751,610
Waste Connections	100,750	3,196,798
		23,275,036
Information Technology--16.1%
Advent Software	11,900 b	335,223
Arrow Electronics	66,400 b	2,755,600
Computer Sciences	74,300	2,820,428
Fairchild Semiconductor

International	90,200 a,b	1,507,242
Ingram Micro, Cl. A	27,700 b	502,478
Itron	42,900 b	2,066,064
Lam Research	58,400 b	2,585,952
Lender Processing Services	12,400	259,284
Lexmark International, Cl. A	41,400 b	1,211,364
Microsoft	27,700	720,200
Plantronics	89,800	3,280,394
ValueClick	90,100 b	1,495,660
Vishay Intertechnology	67,800 b	1,019,712
WebMD Health	60,740 a,b	2,768,529
		23,328,130
Materials--5.9%
Domtar	35,200	3,334,144
Eastman Chemical	1,200	122,484
Minerals Technologies	48,200	3,195,178
Scotts Miracle-Gro, Cl. A	14,200 a	728,602
Sensient Technologies	30,400	1,126,928
		8,507,336
Utilities--2.9%
AES	230,000 b	2,930,200
Aqua America	57,700	1,268,246
		4,198,446
Total Common Stocks
(cost $132,008,088)		143,491,392

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $626,000)	626,000 [d]	626,000
Investment of Cash Collateral for
Securities Loaned--4.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,576,601)	6,576,601 [d]	6,576,601
Total Investments (cost $139,210,689)	104.3%	150,693,993

Liabilities, Less Cash and Receivables	(4.3%)	(6,167,201)
Net Assets	100.0%	144,526,792

a	Security, or portion thereof, on loan. At June 30, 2011, the value of the fund's securities on loan was $6,474,971 and the value of the collateral held by the fund was $6,576,601.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At June 30, 2011, the aggregate cost of investment securities for income tax purposes was $139,210,689. Net unrealized appreciation on investments was $11,483,304 of which $15,323,300 related to appreciated investment securities and $3,839,996 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	16.3
Industrial	16.1
Information Technology	16.1
Health Care	14.9
Financial	13.4
Energy	7.0
Consumer Staples	6.7
Materials	5.9
Money Market Investments	5.0
Utilities	2.9
104.3

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the fund's investments:

		Level 2 - Other	Level 3 -Significant
	Level 1 - Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	141,089,322	-	-	141,089,322
Equity Securities - Foreign+	2,402,070	-	-	2,402,070
Mutual Funds	7,202,601	-	-	7,202,601

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	August 19, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	August 19, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)